Related Party Transactions - Additional Information (Detail) - USD ($)									3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Feb. 10, 2021	Dec. 31, 2020	Feb. 13, 2020	Feb. 10, 2020	Dec. 10, 2019	Dec. 09, 2019	Nov. 14, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 30, 2020	Dec. 31, 2019
Shares price	$ 10.00		$ 10.00						$ 10.00		$ 10.00		$ 10.00
Ordinary shares, issued	23,737,477		22,747,963						23,737,477		23,737,477		22,747,963
Warrant exercisable price			$ 1.00										$ 1.00
Due to related parties	$ 385,366		$ 55,931						$ 385,366		$ 385,366		$ 55,931		$ 85,851
Advance from Sponsor							$ 300,000
Repayment of Sponsor loan				$ 300,000
Stock Issued During Period, Value, New Issues													$ 0
Private Placement Warrant [Member]
Purchased to aggregate warrant											7,520,000		7,520,000
Warrant purchase price											$ 1.00		$ 1.00
Warrant exercisable price	$ 11.50		$ 11.50						$ 11.50		$ 11.50		$ 11.50
Warrant transferred to related party														940,000
Initial Business Combination, description											The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.		The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Founder Shares [Member]
Payment received								$ 25,000
Shares price								$ 0.004
Ordinary share par value								$ 0.0001
Ordinary shares, issued								5,750,000
Weighted average capitalizations shares					1,150,000
Trading day, description								if (1) the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Founder Shares [Member] | Director [Member]
Shares transferred to related party		13,000				718,750
Shares Purchase price						$ 3,125
Number of founder shares holding		6,002,500			862,500
Founder Shares [Member] | Sponsor [Member]
Number of founder shares holding	6,002,500		6,002,500			5,031,250							6,015,500
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Number of shares forfeited, unexercised by underwriters					900,000								900,000
Founder Shares [Member] | Ross Haghighat [Member]
Stock Issued During Period, Shares, New Issues													22,000
Administrative Support Agreement [Member]
Incurred administrative services									$ 30,000	$ 45,714	$ 60,000	$ 15,714	$ 105,862
Administrative Support Agreement [Member] | Office Space [Member]
Sponsor monthly payment				$ 10,000							10,000
Administrative Support Agreement [Member] | Utilities Secretarial [Member]
Sponsor monthly payment											10,000		10,000
Administrative Support Agreement [Member] | Administrative Support Service [Member]
Sponsor monthly payment											10,000		10,000
Working Capital Loan [Member]
Convertible debt	$ 1,500,000		$ 1,500,000						$ 1,500,000		$ 1,500,000		$ 1,500,000
Conversion Price	$ 1.00		$ 1.00						$ 1.00		$ 1.00		$ 1.00
Other Borrowings	$ 0		$ 0						$ 0		$ 0		$ 0		$ 0